Shareholders’ Equity - Schedule of Share Option Plan (Details) - Options [Member] - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Jan. 01, 2025	Jun. 30, 2025
Shareholders’ Equity - Schedule of Share Option Plan (Details) [Line Items]
Number of options, Outstanding at end of period	14,449,650	16,709,831
Weighted average exercise price, Outstanding at end of period	$ 4.62	$ 4.38
Aggregate intrinsic value, Outstanding at end of period	$ 2,964	$ 3,687
Weighted average remaining contractual life (years), Outstanding at end of period	6 years 11 months 1 day	6 years 9 months 25 days
Number of options, Exercisable options		11,103,202
Weighted average exercise price, Exercisable options		$ 4.79
Aggregate intrinsic value, Exercisable options		$ 2,580
Weighted average remaining contractual life (years), Exercisable options		5 years 10 months 28 days
Number of options, Granted		2,304,133
Weighted average exercise price, Granted		$ 2.95
Number of options, Exercised
Weighted average exercise price, Exercised
Number of options, Forfeited		(43,952)
Weighted average exercise price, Forfeited		$ 5.18